DEBT AND LEASE LIABILITIES - Schedule of undiscounted lease payment and debt obligations (Details)	Dec. 31, 2025 CAD ($)
DEBT AND LEASE LIABILITIES
Leases	$ 982,454
Debt	20,367,219
Total undiscounted obligations	21,349,673
Less than one year
DEBT AND LEASE LIABILITIES
Leases	135,310
Debt	2,060,989
Total undiscounted obligations	2,196,299
One to five years
DEBT AND LEASE LIABILITIES
Leases	459,008
Debt	18,306,230
Total undiscounted obligations	18,765,238
More than five years
DEBT AND LEASE LIABILITIES
Leases	388,136
Debt
Total undiscounted obligations	$ 388,136